Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)


Performance
         To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.



Yield for the Period
Ended September 30, 2001

7-day yield             2.72%

7-day effective yield   2.76%

Past performance is not predictive of future


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Review - 9/30/2001

     Q: Why should investors consider investing in Liquid Green Taxable Money Market Fund?

     A: A prudent wealth-building strategy includes placing the "cash" portion of an investor's portfolio into liquid and very conservative investments. Money market funds offer such an investment option for money, which is awaiting near term utilization into more aggressive, higher yielding investments, or, that you wish to keep readily available to meet emergencies and/or unanticipated events.

     Q: For the previous 12 month period, how would you describe the economic climate that affected the types of instruments in which money market mutual funds invest?

     A: The tragic events of September 11, 2001 capped a 12 month period that has been one of the most volatile in many years. Prior to the attacks, responding to sharp downturns in the securities markets and growing data pointing to signs that the economy has been slowing, the Federal Reserve lowered the federal funds rate (the rate governing overnight interbank loans) from 6.5% to 3.5% and another .5% on September 17, 2001, the first day the equities markets opened after the tragedy. During that same period (October 1, 2000 to September 30, 2001) yields on 3 month Treasury Bills, a benchmark for high quality money market funds, dropped from 6.04% to 2.33%, the lowest in 40 years.

     Q:   How have you responded to these changing conditions?

     A: We have endeavored to maximize our yields by moving away from fixed-duration securities to those with variable durations. In climates where rates are falling rapidly, many issuers, particularly government agencies such as the Federal Home Loan Bank and the Federal National Mortgage Association, issue securities with a duration of many years but with a right for the agency to "call" or redeem the security at predetermined times should interest rates continue to fall. As a stimulus to investors to purchase these instruments the "yield to call" is usually higher than the "yield to maturity" found in securities, which do not have a call option.

     Q:   How have we positioned the Fund for the future?

     A: For some time now we have been taking steps to assure a high-grade, low-risk portfolio for the Liquid Green Money Market Fund. Our priorities are safety first, along with liquidity, and yield second. Our money market fund portfolio manager remains committed to professional responsiveness to the changing financial markets, ensuring that the Liquid Green portfolio continues to seek the highest possible safety and returns consistent with the fundamental objectives and investment policies of the portfolio. In the meantime, as we anticipate and monitor the economy, your fund continues to provide high quality, conservative investments with excellent service. Moving forward, we plan to continue to closely scrutinize credit markets and respond to movements both up and down, with appropriate strategies designed to deliver the highest yields for the least amount of risk.


For a prospectus and more information, including charges and expenses, call toll free 1-800-408-4682. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.
Member NASD, SIPC

Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)
Schedule of Investments - September 30, 2001

                                                                            Principal
                                                                              Amount              Value
Commercial Paper - 10.3%
AT & T Corp., 5.09%, 11/21/01                                                  1,900,000     $1,995,579
Verizon Global Funding Group, 3.46%, 10/24/01                                  2,000,000      1,886,352
                                                                                            -----------------
    Total Commercial Paper (Cost $3,881,931)                                                  3,881,931
                                                                                            -----------------

U.S.  Government Securities - 63.8%
Federal National Mortgage Association, 5.51%, 05/16/06                         2,000,000      1,999,153
Federal National Mortgage Association, 6.03%, 04/3/07                          2,000,000      2,000,124
Federal National Mortgage Association, 4.72%, 08/27/04                         2,000,000      2,002,972
Federal Home Loan Bank, 5.00%, 02/28/02                                        2,000,000      2,026,920
Federal Home Loan Bank, 6.10%, 04/11/11                                        2,000,000      2,002,500
Federal Home Loan Bank, 5.25%, 11/30/04                                        4,000,000      2,002,728
Federal Home Loan Bank, 5.71%, 10/26/05                                        2,000,000      4,002,747
Federal Home Loan Bank, 5.56%, 10/26/01                                        2,000,000      2,000,052
Federal Home Loan Bank, 6.01%, 09/21/09                                        2,000,000      2,000,000
Freddie Mac, 5.850%, 08/15/08                                                  2,000,000      2,020,100
Freddie Mac, 5.00%, 07/30/04                                                   2,000,000      2,000,809

                                                                                           -----------------
     Total U.S. Government Securities (Cost $24,058,105)                                     24,058,105
                                                                                           -----------------

Repurchase Agreement - 25.1%
Firstar Bank
 (Collateralized by GNMA Adjustable Rate 2.50%, Market Value $9,459,000, 10/01/01)
Total Repurchase Agreement (Cost $9,459,000)                                                 9,459,000
                                                                                           -----------------
TOTAL INVESTMENTS - 99.2% (Cost $37,399,036)                                                37,399,036
                                                                                           -----------------
Other Assets net of Liabilities - 0.8%                                                         295,977
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                   $  37,695,013

See accompanying notes which are an integral part of the financial statements.

Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)
Statement of Assets & Liabilities
September 30, 2001

Assets
Investment in securities (cost $37,399,036)                                                    $ 37,399,036
Accrued interest                                                                                    376,402
                                                                                         ----------------------
   Total assets                                                                                  37,775,438

Liabilities
Income distribution payable                                                                           5,154
Payable for fund shares purchased                                                                       642
Accrued shareholders servicing fee                                                                    5,163
Accrued 12b-1 fee                                                                                    10,391
Accrued investment advisory fee                                                                      31,871
Payable to custodian                                                                                 27,204
                                                                                      ----------------------
   Total liabilities                                                                                 80,425

Net Assets                                                                                     $ 37,695,013
                                                                                      ======================

Net Assets consist of:
Paid in capital                                                                                  37,695,013

Net Assets for 37,695,013 shares                                                               $ 37,695,013
                                                                                      ======================

Net Asset Value and
  redemption price per share ($37,695,013 / 37,695,013)                                              $ 1.00
                                                                                      ======================

See accompanying notes which are an integral part of the financial statements.

Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)
Statement of Operations for the year ended September 30, 2001


Investment Income
Interest income                                                                           $     2,137,148
                                                                                           ---------------
Total Income                                                                                    2,137,148

Expenses
Investment advisory fee                                                                         $ 367,504
Shareholders servicing fee                                                                         61,413
12b-1 fee                                                                                          40,834
                                                                                           ---------------
Total operating expenses                                                                          469,751
                                                                                           ---------------
Net Investment Income (Loss)                                                                    1,667,397
                                                                                           ---------------

Net increase (decrease) in net assets resulting from operations                               $ 1,667,397
                                                                                           ===============

See accompanying note which are an integral part of the financial statements.

Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)
Statement of Changes in Net Assets

                                                                                For the                     For the
                                                                              year ended                  year ended
                                                                            Sept. 30, 2001              Sept 30, 2000
                                                                        -----------------------     -----------------------

Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                    $ 1,667,397                 $ 1,947,242
                                                                        -----------------------     -----------------------
   Net increase (decrease) in net assets resulting from operations                   1,667,397                   1,947,242
                                                                        -----------------------     -----------------------
Distributions to shareholders
   From net investment income                                                       (1,665,236)                 (1,947,242)
                                                                        -----------------------     -----------------------
   Total distributions                                                              (1,665,236)                 (1,947,242)
                                                                        -----------------------     -----------------------
Share Transactions
   Net proceeds from sale of shares                                                 97,661,896                 137,721,205
   Shares issued in reinvestment of distributions                                    1,650,894                   1,769,668
   Shares redeemed                                                                (105,335,171)               (148,188,723)
                                                                        -----------------------     -----------------------

Net increase (decrease) in net assets resulting
   from share transactions                                                          (6,022,381)                 (8,697,850)
                                                                        -----------------------     -----------------------
Total increase (decrease) in net assets                                             (6,020,220)                 (8,697,850)
                                                                        -----------------------     -----------------------

Net Assets
   Beginning of period                                                              43,715,233                  52,413,083
                                                                        -----------------------     -----------------------
   End of period [including undistributed net
      investment Income $0 & $0; respectively]                                    $ 37,695,013                $ 43,715,233
                                                                        =======================     =======================

Capital Share Transactions
         Shares sold                                                                97,661,896                 137,721,204
         Shares issued in reinvestment of distributions                              1,650,894                   1,769,668
         Shares redeemed                                                          (105,335,171)               (148,188,723)
                                                                        -----------------------     -----------------------

Net increase (decrease) from capital transations                                    (6,022,381)                 (8,697,851)
                                                                        =======================     =======================

See accompanying notes which are an integral part of the financial statements.

Liquid Green Money Market Fund
(Formerly, Unified Taxable Money Market Fund)
Financial Highlights

                                                   For the      For the         For the            For the          For the
                                                  year ended    year ended      year ended         year ended       year ended
                                                Sept 30, 2001   Sept 30, 2000   Sept 30, 1999      Sept 30, 1998    Sept 30, 1997
                                               ---------------- --------------- ----------------   --------------  ----------------

Selected Per Share Data
Net asset value, beginning of period                    $ 1.00      $ 1.00          $ 1.00           $ 1.00         $ 1.00
                                               ----------------  --------------  ---------------    ------------    ----------------
Income from investment operations
   Net investment income (loss)                           0.04        0.04            0.04             0.04          0.03
                                               ---------------- --------------   ---------------    ------------    ----------------
Total from investment operations                          0.04        0.04            0.04             0.04          0.03
                                               ---------------- ---------------  ---------------     ------------    ---------------
Less distributions
  From net investment income (loss)                      (0.04)     (0.04)           (0.04)           (0.04)         (0.03)
                                               ---------------- ---------------- ----------------     ------------   ---------------
Total distributions                                      (0.04)     (0.04)           (0.04)           (0.04)         (0.03)

Net asset value, end of period                          $ 1.00     $ 1.00           $ 1.00           $ 1.00         $ 1.00
                                               ================  =============== ================     ============  ================


Ratios and Supplemental Data
Net assets, end of period (000)                       $ 37,695    $ 43,714        $ 52,413             $ 65,575     $ 50,620

Ratio of expenses to average net assets                  1.15%        1.15%           1.15%                1.30%        1.44%
Ratio of expenses (after reimbursement)
   to average net assets                                   N/A         N/A             N/A                 1.10%        1.12%
Ratio of net investment income (loss) to
   average net assets                                    4.10%        4.43%           3.81%                4.12%        3.86%
Ratio of net investment income (loss) to
    (after reimbursement) to average
      net assets                                           N/A          N/A            N/A                 4.33%        4.19%

See accompanying notes which are an integral part of the financial statements.

                          Liquid Green Money Market Fund
                (Formerly The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                               September 30, 2001

NOTE 1.  ORGANIZATION

              The Liquid Green Money Market Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. On September 28, 2001, the Fund acquired the assets and assumed the liabilities of the Taxable Money Market Fund (the "Predecessor Fund"), a series of The Unified Funds. The Predecessor Fund commenced operations on June 2, 1995. The investment objective of the Fund is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The investment adviser to the Fund is Unified Investment Advisers, Inc. (the "Adviser").

              The financial statements for the year ended September 30, 2001, represent activities for the year of the Predecessor Fund and the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

                The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         Securities Valuations - The Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant net asset value ("NAV") of $1.00 per share. Although every effort is made to maintain the NAV at $1.00 per share, there is no assurance that the $1.00 NAV will be maintained at all times.

         Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Dividends and Distributions - The Fund intends to pay dividends on a daily basis. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs from the Fund, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

          Repurchase Agreement - Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counter party and takes possession of a government debt obligation as collateral. The Fund also agrees with the counter party to allow the counter party to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the even of default by the counter party, a Fund has the right to use the collateral to offset any losses incurred.

         Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains and paid in capital.


                         Liquid Green Money Market Fund
                (Formerly The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                         September 30, 2001 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Adviser is Unified Investment Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204. Under the terms of the management agreement, the Adviser manages the Fund's investments subject to the approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. In addition, the Fund pays distribution-related expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (including, without limitation, expenses related to the distribution of the Fund's shares under its Distribution Plan and expenses incurred under the Shareholder Services Plan). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is authorized to pay the Adviser a fee based on the average value of its daily net assets at the annual rate of 0.90%. For the fiscal year ended September 30, 2001, the Adviser earned a fee of $367,504.

         The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified is an affiliate of the Adviser.

         The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to actas the principal distributor of the Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of UnifiedFinancial Securities, Inc. Unified Financial Securities, Inc. is an affiliate of the Adviser.

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). Under the terms of the Distribution Plan, the Fund pays Unified Financial Securities, Inc. a monthly fee of up to 0.10% of the Fund's average daily net assets. For the fiscal year ended September 30, 2001, Unified Financial Securities, Inc. earned a fee of $40,834.

         The Trust has adopted a Shareholder Services Plan in which financial institutions may enter into a shareholder services agreement with the Trust to provide administrative support services to the Fund. In return for such services, the Fund will pay each financial institution a monthly fee computed at the annual rate not to exceed 0.15% of the average aggregate net asset value of the Fund shares held by the financial institution during the month.

         Unified Financial Securities, Inc. is a registered broker-dealer and effects substantially all of the investment portfolio transactions for the Fund. For the fiscal year ended September 30, 2001, Unified Financial Securities, Inc. earned no brokerage fees and commissions from the Fund.

NOTE 4. INVESTMENTS

          For the fiscal year ended September 30, 2001, the aggregate cost of securities for federal income tax purposes at September 30, 2001 was $37,399,036.

NOTE 5. ESTIMATES

         Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                          INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Liquid Green Money Market Fund (formerly Unified Taxable Money Market Fund):

We have audited the statements of assets and liabilities, including the portfolios of investments, of Liquid Green Money Market Fund (formerly Unified Taxable Money Market Fund) as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Green Money Market Fund (formerly Unified Taxable Money Market Fund) as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 10, 2001